Stock-based and Other Incentive Compensation - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued compensation and benefits	$ 171	$ 281		$ 311
Other liabilities	91	$ 93		85
Cash-settled awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation expense		$ 4
Unrecognized share-based compensation cost, period of recognition		21 months
Accrued compensation and benefits	3	$ 37		80
Other liabilities	$ 0	2		5
Fair value		$ 29		75
Cash-settled awards | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		5 years
Cash-settled awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		7 years
Performance Cash Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years		3 years
Accrued compensation and benefits	$ 14	$ 16		14
Other liabilities	$ 14	$ 13		$ 14
Performance Cash Awards | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value	0.00%		0.00%
Performance Cash Awards | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum potential value	200.00%		200.00%